INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
	December 31,
	2017	2016

Raw materials	3,621	2,510
Work in process	149	89
Finished goods	2,781	2,643

	6,551	5,242